Schedule II (details) - Guarantees Footnote	12 Months Ended
Dec. 31, 2013
Schedule II
Schedule II Guarantees Footnote [Text Block]

1.     GUARANTEES

        In the ordinary course of selling businesses to third parties, The Travelers Companies, Inc. (TRV) has agreed to indemnify purchasers for losses arising out of breaches of representations and warranties with respect to the businesses being sold, covenants and obligations of TRV and/or its subsidiaries following the closing, and in certain cases obligations arising from undisclosed liabilities or adverse reserve development. Such indemnification provisions generally are applicable from the closing date to the expiration of the relevant statutes of limitations, although, in some cases, there may be agreed upon term limitations or no term limitations. Certain of these contingent obligations are subject to deductibles which have to be incurred by the obligee before TRV is obligated to make payments. The maximum amount of TRV's contingent obligation for indemnifications related to the sale of businesses that are quantifiable was $93 million at December 31, 2013, of which $9 million was recognized on the balance sheet at that date.

        TRV also has contingent obligations for guarantees related to its subsidiary's debt obligations and various other indemnifications. TRV also provides standard indemnifications to service providers in the normal course of business. The indemnification clauses are often standard contractual terms. Certain of these guarantees and indemnifications have no stated or notional amounts or limitation to the maximum potential future payments, and, accordingly, TRV is unable to develop an estimate of the maximum potential payments for such arrangements.

        TRV fully and unconditionally guarantees the payment of all principal, premiums, if any, and interest on certain debt obligations of its subsidiaries TPC and Travelers Insurance Group Holdings Inc. (TIGHI). The guarantees pertain to the $200 million 7.75% notes due 2026 and the $500 million 6.375% notes due 2033.